Debt issues	12 Months Ended
Sep. 30, 2025
Debt issues
Debt issues

Note 13.Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in Westpac.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest method.

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Short-term debt
Own issuances	34,665	32,328	32,252	28,905
Total short-term debt	34,665	32,328	32,252	28,905
Long-term debt
Covered bonds	37,671	39,472	31,911	35,513
Senior	93,489	91,945	78,459	79,464
Securitisation	5,579	5,539	-	-
Total long-term debt	136,739	136,956	110,370	114,977
Total debt issues	171,404	169,284	142,622	143,882

Movement reconciliation
Balance as at beginning of year	169,284	156,573	143,882	134,957
Issuances	68,850	80,245	59,404	68,438
Maturities, repayments, buybacks and reductions	(76,010)	(67,100)	(68,590)	(58,931)
Total cash movements	(7,160)	13,145	(9,186)	9,507
FX translation impact	8,442	(5,798)	7,295	(5,167)
Fair value adjustments	(125)	283	(118)	275
Fair value hedge accounting adjustments	396	4,338	265	3,659
Other	567	743	484	651
Total non-cash movements	9,280	(434)	7,926	(582)
Balance as at end of year	171,404	169,284	142,622	143,882

Note 13.Debt issues (Continued)

Consolidated
$m	2025	2024
Short-term debt
Own issuances:
US commercial paper	25,958	22,507
EUR commercial paper	4,014	1,048
Senior Debt:
AUD	1,199	1,900
EUR	-	483
GBP	1,834	5,313
USD	152	-
Other	1,508	1,077
Total short-term debt	34,665	32,328
Long-term debt (by currency):
AUD	38,398	41,191
CHF	2,853	2,554
EUR	36,605	32,182
GBP	5,705	5,695
JPY	72	78
NZD	3,104	3,483
USD	48,583	50,258
Other	1,419	1,515
Total long-term debt	136,739	136,956

Westpac manages FX exposure from debt issuances as part of its hedging activities. Further details of Westpac’s hedge accounting are in Note 20.